INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Raw materials	$ 2,201	$ 2,667
Work-in-progress	2,468	1,867
Finished goods	461	359
Total inventories	5,130	4,893
Inventory write-offs	$ 49	$ 530	$ 588